Share-based payments (Tables)	12 Months Ended
Aug. 31, 2020
Share-based payments
Summary of share based payments

	Exercise		Expected	Risk-free	Expected life
	price	Market price	volatility	interest rate	(years)
Grant date	$	$	%	%
May 27, 2020	3.70	3.70	84	4	5
May 27, 2020	2.78	3.70	84	4	5

Summary of number options granted outstanding

	Number of	Weighted average
	options	exercise price
		$
Balance at August 31, 2019	—	—
Granted	516,216	3.41
Balance at August 31, 2020	516,216	3.41

Summary of range of number of options outstanding and weighted average remaining contractual life

			Weighted
		Weighted	average		Weighted average
	Number of	average grant	remaining		contractual life
Exercise price	options	date fair value	contractual life	Exercisable	remaining
$	outstanding	$	(years)	options	(years)
2.78	162,162	2.59	4.75	81,081	4.75
3.70	354,054	2.42	4.75	75,338	4.75